Allowance for Loan Losses - Narrative (Details) - USD ($)		3 Months Ended										12 Months Ended
		Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision (release) for credit losses		$ 6,500,000		$ 10,800,000	$ 8,200,000	$ (3,750,000)	$ (1,900,000)		$ 0	$ 750,000	$ (500,000)	$ 21,750,000		$ (1,650,000)		$ (5,450,000)
Net (charge-offs) recoveries												3,271,000		3,577,000
Allowance for loan losses		166,955,000	[1]				131,534,000	[1]				166,955,000	[1]	131,534,000	[1]	129,257,000
SBA PPP loans	[1]	12,792,317,000					11,930,575,000					12,792,317,000		11,930,575,000
Financing receivable, gross		12,959,272,000					13,312,388,000					12,959,272,000		13,312,388,000
Loans Subject to Quantitative Evaluation
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loan losses		115,457,000										115,457,000
Loans Subject to Management Qualitative Evaluation
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loan losses		51,498,000										51,498,000
Non-Performing Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, gross		$ 37,695,000					$ 43,826,000					$ 37,695,000		$ 43,826,000
Ratio of non-performing assets to total assets		0.20%					0.27%					0.20%		0.27%
Financial Asset Originated
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual loans		$ 29,056,000					$ 33,731,000					$ 29,056,000		$ 33,731,000
Commercial loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loan losses		109,923,000					93,470,000					109,923,000		93,470,000		88,178,000
Financing receivable, gross		7,044,426,000					6,564,698,000					7,044,426,000		6,564,698,000
Commercial loans | Financial Asset Originated
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual loans		5,769,000					7,296,000					5,769,000		7,296,000
Commercial loans | Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loan losses		38,665,000					31,450,000					38,665,000		31,450,000		$ 28,702,000
Financing receivable, gross		2,115,513,000					1,268,695,000					2,115,513,000		1,268,695,000
Commercial loans | Commercial & industrial | Financial Asset Originated
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-accrual loans		329,000					$ 1,292,000					329,000		$ 1,292,000
Commercial loans | Commercial & industrial | SBA Payroll Protection Program, CARES Act
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for loan losses		0										0
SBA PPP loans		$ 745,081,000										$ 745,081,000

[1]	Effective October 1, 2019, the Company has applied FASB ASU 2016-13, Financial Instruments - Credit Losses ("ASC 326"), which requires the use of the current expected credit loss methodology ("CECL"). Prior to October 1, 2019, the calculation was based on incurred loss methodology. See Note E "Allowance for Loan Losses" for details.